Goldman Sachs MarketBeta US 1000 Equity ETF Average Annual Total Returns		12 Months Ended	33 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive GBS United States 1000 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.49%	11.38%
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.44%	11.41%
Goldman Sachs MarketBeta US 1000 ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.32%	11.33%
Performance Inception Date	Apr. 05, 2022
Goldman Sachs MarketBeta US 1000 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.97%	14.72%
Goldman Sachs MarketBeta US 1000 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.63%	11.77%